Business Combination - Acquisition of Ad Network Assets of Travora Media: Schedule of Intangible Assets Acquired as Part of Business Combination (Details) (USD $)	Jun. 30, 2013	Feb. 06, 2013	Dec. 31, 2012
Details
Intangible assets acquired	$ 5,625,807	$ 5,422,422	$ 10,250